Share Capital (Details) - 4 - $ / shares	Dec. 12, 2023	Oct. 12, 2022	Jan. 11, 2022
Share Capital (Details) - 4 [Line Items]
Warrant per share (in Dollars per share)	$ 0.01	$ 0.14
Warrant Purchase [Member]
Share Capital (Details) - 4 [Line Items]
Public offering		24,857	14,286
Warrant Exercise Agreements [Member]
Share Capital (Details) - 4 [Line Items]
Public offering		17,400,000